Stock Options (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity:

		Weighted	Weighted Average
	Options	Average Exercise	Remaining Contractual	Aggregate Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	200,000	$3.00	1.42
Granted	-
Forfeited	-
Cancelled	(200,000)
Exercised	-
Outstanding, September 30, 2019	-	$-	-	$-
Exercisable, September 30, 2019	-	$-	-	$-

The following is a summary of stock option activity:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2017	200,000	$3.00
Granted	-
Forfeited	-
Exercised	-
Outstanding, December 31, 2018	200,000	$3.00	1.42	$-
Exercisable, December 31, 2018	-	$-	-	$-

Schedule of Exercise Price for Options Outstanding and Exercisable

The exercise price for options outstanding and exercisable at December 31, 2018 is as follows:

Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
200,000	$3.00	-	$-
200,000		-

Summary of Assumptions Used for Calculating Fair Value of Options Granted

The assumptions used in calculating the fair value of options granted using the Black-Scholes option- pricing model for options granted were as follows:

2019
Risk-free interest rate	1.93% to 2.33%
Expected life of the options	0.50 to 2.44 years
Expected volatility	316.6% to 420.8%
Expected dividend yield	0%

The assumptions used in calculating the fair value of options granted using the Black-Scholes option- pricing model for options granted are as follows:

	2018	2017
Risk-free interest rate	1.93% to 2.33%	1.53% to 1.76%
Expected life of the options	0.50 to 2.44 years	1.49 to 3.44 years
Expected volatility	316.6% to 420.8%	130.3% to 374.5%
Expected dividend yield	0%	0%

Schedule of Warrant Outstanding

As at September 30, 2019, the Company had the following warrant securities outstanding:

Common Stock Warrants
December 31, 2018	36,667
Less: Exercised	-
Less: Expired/Cancelled	36,667
Add: Issued	-
September 30, 2019	-

As at December 31, 2018, the Company had the following warrant securities outstanding:

Common Stock Warrants
December 31, 2017	36,667
Less: Exercised	-
Less: Expired	-
Add: Issued	-
December 31, 2018	36,667

Warrants (Note 6)	28,333
Exercise Price	$7.88
Expiration Date	September 8, 2015 to September 8, 2020
Warrants (Note 5)	8,334
Exercise Price	**
Expiration Date	June 30, 2016 to June 30, 2019

** Lessor of: $2.46 or $2.88 or any price of equity linked instruments issued by the Company while the warrant is issued and outstanding